Share-based compensation - Fair value measurement (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Y $ / shares	Dec. 31, 2020 USD ($) Y $ / shares	Dec. 31, 2019 USD ($) Y $ / shares
NL
Share-based compensation
Expected annual volatility	80.10%		90.00%
Expected life, years | Y	6.08	3.92	3.92
Fair value of the common share			$ 1.86
Exercise price		$ 0	$ 0
Risk-free interest rate		0.62%
Weighted average grant date fair value | $	$ 3.61	$ 2.71	$ 1.86
NL | Bottom of range
Share-based compensation
Expected annual volatility		75.50%
Fair value of the common share	$ 3.42	$ 2.10
Exercise price	$ 5.10
Risk-free interest rate	0.30%		0.44%
NL | Top of range
Share-based compensation
Expected annual volatility		90.00%
Fair value of the common share	$ 5.23	$ 2.76
Exercise price	$ 7.77
Risk-free interest rate	0.53%		0.76%
US
Share-based compensation
Expected annual volatility	80.10%
Expected life, years | Y	6.08
Risk-free interest rate	1.34%
Weighted average grant date fair value | $	$ 5.95
US | Bottom of range
Share-based compensation
Fair value of the common share	$ 3.12
Exercise price	$ 5.10
Risk-free interest rate	0.94%
US | Top of range
Share-based compensation
Fair value of the common share	$ 8.71
Exercise price	$ 15.00